CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 483	$ 656		$ 790
Accounts receivable, net	628	591		560
Inventories	645	579		554
Other current assets	91	63		106
Current assets of discontinued operations	214	353		436
Current assets	2,061	2,242		2,446
Property, plant, equipment and forestlands, net	3,507	3,442		3,159
Prepaid pension asset	1,000	969		1,052
Goodwill	671	668		640
Other assets	1,106	1,089		1,106
Non-current assets of discontinued operations	353	353		411
Total assets	8,698	8,763	[1]	8,814	[1]
LIABILITIES AND EQUITY
Accounts payable	612	601		550
Accrued expenses	417	489		476
Notes payable and current maturities of long-term debt	254	254		6
Current liabilities of discontinued operations	92	136		194
Current liabilities	1,375	1,480		1,226
Long-term debt	1,879	1,880		2,042
Other long-term obligations	1,270	1,244		1,239
Deferred income taxes	876	915		954
Non-current liabilities of discontinued operations	47	43		47
Commitments and contingencies
Shareholders' equity:
Common stock	2	2		2
Additional paid-in capital	3,156	3,153		3,075
Retained earnings	298	292		219
Accumulated other comprehensive loss	(225)	(265)		(10)
Total shareholders' equity	3,231	3,182		3,286
Non-controlling interests	20	19		20
Total equity	3,251	3,201		3,306
Liabilities and Equity, Total	$ 8,698	$ 8,763		$ 8,814

[1]	Consolidated totals represent results from continuing operations, except as otherwise noted.